Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(a)
... USD 859 $ 889,217
ATI, Inc., 4.88%, 10/01/29
(b)
............. 404 403,412
Bombardier, Inc., 7.50%, 02/01/29
(a)
....... 917 952,881
BWX Technologies, Inc., 4.13%, 04/15/29
(a)
... 492 482,334
TransDigm, Inc.
4.63% , 01/15/29
(b)
.................. 1,472 1,464,038
6.38% , 03/01/29
(a)
.................. 3,379 3,476,266
4.88% , 05/01/29
(b)
.................. 905 902,851
8,570,999
Automobile Components — 2.0%
Allison Transmission, Inc., 5.88%, 06/01/29
(a)
.. 616 623,789
American Axle & Manufacturing, Inc., 5.00%,
10/01/29
(b)
...................... 738 720,486
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(a) (b)
..................... 819 729,562
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ....................... 1,047 1,025,927
Icahn Enterprises LP
9.75% , 01/15/29
(b)
.................. 853 858,157
4.38% , 02/01/29 ................... 873 770,299
10.00% , 11/15/29
(a)
................. 1,233 1,244,062
IHO Verwaltungs GmbH, 6.37%, (6.37% Cash or
7.13% PIK), 05/15/29
(a) (b) (c)
............ 475 480,739
Patrick Industries, Inc., 4.75%, 05/01/29
(a)
.... 432 427,432
Phinia, Inc., 6.75%, 04/15/29
(a)
........... 637 659,470
7,539,923
Automobiles — 0.7%
(a)
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29 ....................... 1,292 1,154,082
Jaguar Land Rover Automotive plc, 5.50%,
07/15/29 ....................... 460 460,316
Nissan Motor Acceptance Co. LLC, 5.55%,
09/13/29 ....................... 370 367,703
Thor Industries, Inc., 4.00%, 10/15/29
(b)
..... 598 575,428
2,557,529
Beverages — 0.5%
Primo Water Holdings, Inc.
(a)
6.25% , 04/01/29 ................... 874 875,395
4.38% , 04/30/29 ................... 915 894,525
1,769,920
Broadline Retail — 1.1%
(a)
Match Group Holdings II LLC, 5.63%, 02/15/29
(b)
424 423,914
Rakuten Group, Inc., 9.75%, 04/15/29 ...... 2,460 2,755,459
SGUS LLC, 11.00%, 12/15/29 ........... 391 11,917
Wayfair LLC, 7.25%, 10/31/29 ........... 978 1,020,669
4,211,959
Building Products — 0.1%
Cornerstone Building Brands, Inc., 9.50%,
08/15/29
(a)
...................... 619 467,670
Capital Markets — 0.7%
(a)
Aretec Group, Inc., 7.50%, 04/01/29 ....... 485 485,018
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 .................. 1,267 1,181,646
Hightower Holding LLC, 6.75%, 04/15/29 .... 364 364,054
Jane Street Group, 4.50%, 11/15/29 ....... 728 715,669
2,746,387
Chemicals — 3.6%
Axalta Coating Systems LLC, 3.38%, 02/15/29
(a)
867 834,459
Celanese US Holdings LLC, 7.33%, 07/15/29
(d)
. 909 955,797
Chemours Co. (The), 4.63%, 11/15/29
(a)
..... 758 707,112
Security
Par (000)
Par (000) Value
Chemicals (continued)
FMC Corp., 3.45%, 10/01/29
(b)
........... USD 606 $ 542,474
Huntsman International LLC, 4.50%, 05/01/29 . 909 875,592
INEOS Finance plc, 7.50%, 04/15/29
(a)
...... 876 744,762
INEOS Quattro Finance 2 plc, 9.63%, 03/15/29
(a)
476 377,837
Innophos Holdings, Inc., 11.50%, 06/15/29
(a) (b)
. 561 554,005
Mativ Holdings, Inc., 8.00%, 10/01/29
(a)
..... 485 489,019
Methanex Corp., 5.25%, 12/15/29
(b)
........ 844 848,788
Olin Corp., 5.63%, 08/01/29
(b)
........... 809 812,133
Olympus Water US Holding Corp., 6.25%,
10/01/29
(a)
...................... 465 456,905
Rain Carbon, Inc., 12.25%, 09/01/29
(a)
...... 556 591,652
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(a)
... 859 859,017
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29
(b)
501 493,249
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(a)
...................... 819 807,411
Tronox, Inc., 4.63%, 03/15/29
(a) (b)
......... 1,257 965,390
WR Grace Holdings LLC, 5.63%, 08/15/29
(a)
.. 1,423 1,361,001
13,276,603
Commercial Services & Supplies — 4.5%
ACCO Brands Corp., 4.25%, 03/15/29
(a) (b)
.... 711 658,541
ADT Security Corp. (The), 4.13%, 08/01/29
(a)
.. 1,224 1,191,956
Allied Universal Holdco LLC, 6.00%, 06/01/29
(a)
1,177 1,167,115
APi Group DE, Inc.
(a)
4.13% , 07/15/29
(b)
.................. 397 386,585
4.75% , 10/15/29 ................... 343 336,852
Brink's Co. (The), 6.50%, 06/15/29
(a)
....... 485 500,523
Clean Harbors, Inc., 5.13%, 07/15/29
(a)
...... 364 364,636
CoreCivic, Inc., 8.25%, 04/15/29 .......... 606 634,917
Deluxe Corp.
(a)
8.00% , 06/01/29 ................... 581 590,970
8.13% , 09/15/29 ................... 546 573,383
Garda World Security Corp., 6.00%, 06/01/29
(a)
604 595,329
GEO Group, Inc. (The), 8.63%, 04/15/29 .... 788 824,342
GFL Environmental, Inc.
(a)
4.75% , 06/15/29 ................... 923 917,322
4.38% , 08/15/29 ................... 665 651,684
HNI Corp., 5.13%, 01/18/29
(a) (b)
.......... 417 411,874
Madison IAQ LLC, 5.88%, 06/30/29
(a)
....... 1,275 1,273,406
Pitney Bowes, Inc., 7.25%, 03/15/29
(a)
...... 424 428,357
Reworld Holding Corp., 4.88%, 12/01/29
(a)
.... 944 913,670
RR Donnelley & Sons Co.
(a)
9.50% , 08/01/29 ................... 1,285 1,337,896
10.88% , 08/01/29
(b)
................. 576 591,810
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(a) (b)
..................... 1,225 1,237,551
VM Consolidated, Inc., 5.50%, 04/15/29
(a)
.... 424 417,134
Williams Scotsman, Inc., 6.63%, 06/15/29
(a)
... 603 622,988
16,628,841
Communications Equipment — 0.1%
Viavi Solutions, Inc., 3.75%, 10/01/29
(a)
..... 485 462,501
Construction & Engineering — 0.8%
(a)
Arcosa, Inc., 4.38%, 04/15/29 ........... 492 482,985
ASG Finance DAC, 9.75%, 05/15/29 ....... 351 324,955
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 608 597,643
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29 ....................... 485 485,619
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(b)
...................... 394 387,748
Tutor Perini Corp., 11.88%, 04/30/29 ....... 487 537,404
2,816,354
Consumer Finance — 2.0%
Cobra AcquisitionCo LLC
(a)(b)
6.38% , 11/01/29 ................... 485 418,742

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
12.25% , 11/01/29 .................. USD 291 $ 294,482
Encore Capital Group, Inc., 9.25%, 04/01/29
(a)
. 625 657,310
Enova International, Inc., 9.13%, 08/01/29
(a)
... 601 635,146
GGAM Finance Ltd., 6.88%, 04/15/29
(a)
..... 486 503,447
goeasy Ltd., 7.63%, 07/01/29
(a)
.......... 728 720,964
Navient Corp., 5.50%, 03/15/29
(b)
......... 923 902,334
OneMain Finance Corp.
6.63% , 05/15/29 ................... 1,106 1,141,945
5.38% , 11/15/29 ................... 906 903,606
PRA Group, Inc., 5.00%, 10/01/29
(a) (b)
....... 432 395,989
PROG Holdings, Inc., 6.00%, 11/15/29
(a)
..... 730 722,333
7,296,298
Consumer Staples Distribution & Retail — 1.4%
(a)
Albertsons Cos., Inc., 3.50%, 03/15/29 ...... 1,656 1,589,987
KeHE Distributors LLC, 9.00%, 02/15/29 ..... 1,227 1,286,383
Performance Food Group, Inc., 4.25%, 08/01/29 1,220 1,194,490
US Foods, Inc., 4.75%, 02/15/29 ......... 1,098 1,093,182
5,164,042
Containers & Packaging — 1.2%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(a)
................. 1,245 1,182,623
Ball Corp., 6.00%, 06/15/29 ............ 1,227 1,264,698
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(a)
...................... 603 608,918
Graphic Packaging International LLC, 3.50%,
03/01/29
(a)
...................... 427 407,348
Sealed Air Corp., 5.00%, 04/15/29
(a)
....... 527 530,615
TriMas Corp., 4.13%, 04/15/29
(a)
.......... 485 472,750
4,466,952
Distributors — 0.6%
(a)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
.............. 484 467,438
Gates Corp., 6.88%, 07/01/29 ........... 611 634,945
Resideo Funding, Inc., 4.00%, 09/01/29
(b)
.... 364 350,754
Velocity Vehicle Group LLC, 8.00%, 06/01/29 .. 613 600,649
2,053,786
Diversified Consumer Services — 1.4%
Belron UK Finance plc, 5.75%, 10/15/29
(a)
.... 1,355 1,381,162
Carriage Services, Inc., 4.25%, 05/15/29
(a)
... 485 467,214
Champions Financing, Inc., 8.75%, 02/15/29
(a) (b)
728 706,321
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29
(a)
...................... 889 887,562
Service Corp. International, 5.13%, 06/01/29 .. 926 931,983
Sotheby's, 5.88%, 06/01/29
(a)
............ 360 345,444
StoneMor, Inc., 8.50%, 05/15/29
(a)
......... 497 487,013
5,206,699
Diversified REITs — 0.4%
Uniti Group LP, 6.50%, 02/15/29
(a)
......... 1,373 1,336,485
Diversified Telecommunication Services — 2.8%
(a)
Altice Financing SA, 5.75%, 08/15/29 ...... 2,520 1,809,402
Altice France SA, 9.50%, 11/01/29 ........ 1,630 1,674,177
CCO Holdings LLC
5.38% , 06/01/29 ................... 1,845 1,824,466
6.38% , 09/01/29 ................... 1,840 1,858,404
Level 3 Financing, Inc.
3.63% , 01/15/29 ................... 452 421,673
3.75% , 07/15/29 ................... 531 490,707
Lumen Technologies, Inc.
4.50% , 01/15/29
(b)
.................. 393 368,693
4.13% , 04/15/29 ................... 348 347,701
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Virgin Media Secured Finance plc, 5.50%,
05/15/29 ....................... USD 1,752 $ 1,728,086
10,523,309
Electric Utilities — 1.6%
DPL LLC, 4.35%, 04/15/29 ............. 484 478,662
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(a)
................. 465 448,356
NRG Energy, Inc.
(a)
3.38% , 02/15/29 ................... 615 589,536
5.25% , 06/15/29 ................... 887 889,503
5.75% , 07/15/29 ................... 978 981,493
Vistra Operations Co. LLC, 4.38%, 05/01/29
(a)
. 1,534 1,515,904
XPLR Infrastructure Operating Partners LP,
7.25%, 01/15/29
(a) (b)
................ 909 937,553
5,841,007
Electrical Equipment — 0.2%
Sensata Technologies BV, 4.00%, 04/15/29
(a)
.. 769 752,712
Electronic Equipment, Instruments & Components — 0.5%
(a)
Coherent Corp., 5.00%, 12/15/29 ......... 1,217 1,212,795
TTM Technologies, Inc., 4.00%, 03/01/29 .... 606 588,718
1,801,513
Energy Equipment & Services — 1.1%
(a)
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29
(b)
...................... 364 382,366
Kodiak Gas Services LLC, 7.25%, 02/15/29 ... 922 956,703
Precision Drilling Corp., 6.88%, 01/15/29 .... 493 498,629
Transocean International Ltd., 8.25%, 05/15/29
(b)
1,104 1,123,930
USA Compression Partners LP, 7.13%, 03/15/29 1,227 1,270,775
4,232,403
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(a) (b)
..................... 465 362,726
Banijay Entertainment SAS, 8.13%, 05/01/29
(a)
. 485 503,340
Playtika Holding Corp., 4.25%, 03/15/29
(a)
.... 728 633,489
Warnermedia Holdings, Inc., 4.05%, 03/15/29 . 1,666 1,618,792
3,118,347
Financial Services — 3.1%
(a)
Armor Holdco, Inc., 8.50%, 11/15/29 ....... 433 435,804
CPI CG, Inc., 10.00%, 07/15/29 .......... 326 347,265
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29 ....................... 1,386 1,450,761
Jefferson Capital Holdings LLC, 9.50%, 02/15/29 500 525,360
NCR Atleos Corp., 9.50%, 04/01/29 ........ 1,662 1,780,577
Paysafe Finance plc, 4.00%, 06/15/29
(b)
..... 419 375,210
PennyMac Financial Services, Inc.
4.25% , 02/15/29 ................... 784 753,856
7.88% , 12/15/29 ................... 905 953,431
PHH Escrow Issuer LLC, 9.88%, 11/01/29 .... 863 882,464
Planet Financial Group LLC, 10.50%, 12/15/29 . 738 766,037
Provident Funding Associates LP, 9.75%,
09/15/29
(b)
...................... 634 664,817
Rocket Cos., Inc., 6.50%, 08/01/29 ........ 895 920,272
Rocket Mortgage LLC, 3.63%, 03/01/29 ..... 917 883,231
United Wholesale Mortgage LLC, 5.50%,
04/15/29 ....................... 861 850,814
11,589,899
Food Products — 0.7%
(a)
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(c)
.............. 881 919,646
Chobani LLC, 7.63%, 07/01/29 .......... 606 630,273

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Simmons Foods, Inc., 4.63%, 03/01/29 ..... USD 1,031 $ 993,747
2,543,666
Gas Utilities — 0.5%
(a)
Ferrellgas LP, 5.88%, 04/01/29 .......... 1,000 961,595
Superior Plus LP, 4.50%, 03/15/29 ........ 738 721,135
1,682,730
Ground Transportation — 1.7%
(a)
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
726 707,903
Carriage Purchaser, Inc., 7.88%, 10/15/29 .... 367 362,748
Dcli Bidco LLC, 7.75%, 11/15/29 .......... 603 614,096
First Student Bidco, Inc., 4.00%, 07/31/29 .... 988 961,614
Hertz Corp. (The)
12.63% , 07/15/29
(b)
................. 1,538 1,548,632
5.00% , 12/01/29 ................... 1,230 816,138
NESCO Holdings II, Inc., 5.50%, 04/15/29 .... 1,131 1,114,795
6,125,926
Health Care Equipment & Supplies — 1.4%
(a)
Avantor Funding, Inc., 3.88%, 11/01/29 ..... 979 938,035
Hologic, Inc., 3.25%, 02/15/29 ........... 1,170 1,165,621
Medline Borrower LP, 5.25%, 10/01/29 ...... 3,067 3,072,037
5,175,693
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(a) (b)
572 549,181
Accendra Health, Inc., 4.50%, 03/31/29
(a) (b)
... 591 388,806
AdaptHealth LLC, 4.63%, 08/01/29
(a) (b)
...... 608 587,944
AHP Health Partners, Inc., 5.75%, 07/15/29
(a) (b)
. 365 355,897
Community Health Systems, Inc.
(a)
6.00% , 01/15/29 ................... 794 792,376
6.88% , 04/15/29 ................... 1,529 1,405,267
HealthEquity, Inc., 4.50%, 10/01/29
(a) (b)
...... 728 709,908
Kedrion SpA, 6.50%, 09/01/29
(a)
.......... 985 973,158
LifePoint Health, Inc., 5.38%, 01/15/29
(a) (b)
.... 603 585,856
Option Care Health, Inc., 4.38%, 10/31/29
(a)
... 603 590,398
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(a)
...................... 1,840 1,916,901
Tenet Healthcare Corp., 4.25%, 06/01/29 .... 1,716 1,689,931
US Acute Care Solutions LLC, 9.75%,
05/15/29
(a) (b)
..................... 1,213 1,219,224
11,764,847
Health Care REITs — 0.3%
MPT Operating Partnership LP, 4.63%, 08/01/29 1,091 935,477
Hotel & Resort REITs — 1.2%
Park Intermediate Holdings LLC, 4.88%,
05/15/29
(a)
...................... 919 899,044
Pebblebrook Hotel LP, 6.38%, 10/15/29
(a)
.... 493 503,760
RHP Hotel Properties LP, 4.50%, 02/15/29
(a)
.. 728 717,962
RLJ Lodging Trust LP, 4.00%, 09/15/29
(a) (b)
... 616 585,018
Service Properties Trust
8.38% , 06/15/29 ................... 860 870,220
4.95% , 10/01/29
(b)
.................. 515 454,746
XHR LP, 4.88%, 06/01/29
(a) (b)
............ 606 598,125
4,628,875
Hotels, Restaurants & Leisure — 8.5%
1011778 BC ULC
(a)
3.50% , 02/15/29 ................... 923 890,185
6.13% , 06/15/29 ................... 1,475 1,512,365
5.63% , 09/15/29 ................... 621 631,782
Allwyn Entertainment Financing UK plc, 7.88%,
04/30/29
(a)
...................... 785 816,878
Bloomin' Brands, Inc., 5.13%, 04/15/29
(a) (b)
... 359 318,902
Boyne USA, Inc., 4.75%, 05/15/29
(a)
....... 853 841,986
Brightstar Lottery plc, 5.25%, 01/15/29
(a) (b)
.... 934 932,941
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., 4.63%, 10/15/29
(a) (b)
USD 1,475 $ 1,416,113
Carnival Corp., 5.13%, 05/01/29
(a)
......... 1,539 1,556,481
Fertitta Entertainment LLC, 4.63%, 01/15/29
(a)
. 1,229 1,189,233
Genting New York LLC, 7.25%, 10/01/29
(a)
... 755 779,484
Great Canadian Gaming Corp., 8.75%,
11/15/29
(a)
...................... 663 673,452
Hilton Domestic Operating Co., Inc.
(a)
5.88% , 04/01/29
(b)
.................. 667 682,693
3.75% , 05/01/29 ................... 966 940,148
Hilton Grand Vacations Borrower LLC, 5.00%,
06/01/29
(a)
...................... 1,038 1,007,935
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(a)
. 609 601,360
Light & Wonder International, Inc., 7.25%,
11/15/29
(a)
...................... 611 626,900
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(a) (b)
637 515,254
Marriott Ownership Resorts, Inc., 4.50%,
06/15/29
(a)
...................... 614 585,158
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(a) (b)
1,400 1,385,437
MGM Resorts International, 6.13%, 09/15/29
(b)
. 1,043 1,066,347
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(a)
...................... 909 892,800
NCL Corp. Ltd., 7.75%, 02/15/29
(a)
........ 735 785,293
Papa John's International, Inc., 3.88%,
09/15/29
(a)
...................... 485 463,247
Penn Entertainment, Inc., 4.13%, 07/01/29
(a) (b)
. 485 450,555
Premier Entertainment Sub LLC, 5.63%,
09/01/29
(a)
...................... 875 646,709
Resorts World Las Vegas LLC, 4.63%, 04/16/29
(e)
1,250 1,140,146
Sabre GLBL, Inc., 10.75%, 11/15/29
(a)
...... 552 450,112
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(a) (b)
..................... 884 864,266
Six Flags Entertainment Corp., 5.25%, 07/15/29
(b)
606 581,671
Studio City Finance Ltd., 5.00%, 01/15/29
(a)
... 1,355 1,312,162
TKC Holdings, Inc., 10.50%, 05/15/29
(a)
..... 829 852,538
Travel + Leisure Co., 4.50%, 12/01/29
(a) (b)
.... 788 767,739
Viking Cruises Ltd., 7.00%, 02/15/29
(a) (b)
..... 619 620,653
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(a)
...................... 424 423,855
Wynn Macau Ltd., 5.13%, 12/15/29
(a) (b)
...... 1,229 1,222,218
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(a)
. 925 930,065
31,375,063
Household Durables — 2.1%
Ashton Woods USA LLC, 4.63%, 08/01/29
(a)
.. 424 406,209
Beazer Homes USA, Inc., 7.25%, 10/15/29
(b)
.. 426 431,176
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(a)
...................... 424 410,796
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(a)
. 947 835,280
Century Communities, Inc., 3.88%, 08/15/29
(a)
. 613 583,231
Empire Communities Corp., 9.75%, 05/01/29
(a)
. 576 595,345
KB Home, 4.80%, 11/15/29 ............. 359 357,351
LGI Homes, Inc., 4.00%, 07/15/29
(a)
........ 367 337,280
New Home Co., Inc. (The), 9.25%, 10/01/29
(a)
. 364 382,553
Newell Brands, Inc., 6.63%, 09/15/29
(b)
...... 603 603,865
Shea Homes LP, 4.75%, 04/01/29
(b)
........ 364 359,404
Somnigroup International, Inc., 4.00%, 04/15/29
(a)
989 959,617
STL Holding Co. LLC, 8.75%, 02/15/29
(a)
.... 339 356,904
TopBuild Corp., 3.63%, 03/15/29
(a)
........ 499 483,836
Whirlpool Corp., 4.75%, 02/26/29
(b)
........ 867 857,314
7,960,161
Household Products — 0.3%
Energizer Holdings, Inc., 4.38%, 03/31/29
(a) (b)
.. 971 932,817
Insurance — 2.2%
(a)
Acrisure LLC
8.25% , 02/01/29 ................... 1,122 1,163,774

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
4.25% , 02/15/29 ................... USD 860 $ 832,817
8.50% , 06/15/29 ................... 605 633,228
6.00% , 08/01/29 ................... 606 599,420
Alliant Holdings Intermediate LLC, 5.88%,
11/01/29 ....................... 559 557,167
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 909 932,626
4.88% , 06/30/29 ................... 958 944,815
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 926 939,658
Broadstreet Partners Group LLC, 5.88%,
04/15/29 ....................... 879 874,777
HUB International Ltd., 5.63%, 12/01/29
(b)
.... 658 657,335
8,135,617
IT Services — 1.2%
Conduent Business Services LLC, 6.00%,
11/01/29
(a) (b)
..................... 631 514,703
Go Daddy Operating Co. LLC, 3.50%, 03/01/29
(a)
970 922,500
ION Platform Finance US, Inc.
(a)
8.75% , 05/01/29 ................... 848 808,684
9.50% , 05/30/29
(b)
.................. 950 916,976
9.00% , 08/01/29 ................... 620 595,171
Newfold Digital Holdings Group, Inc., 11.75%,
04/30/29
(a)
...................... 120 73,415
Twilio, Inc., 3.63%, 03/15/29 ............ 603 578,446
4,409,895
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.,
3.75%, 03/15/29
(a)
................. 596 575,167
Machinery — 0.9%
Esab Corp., 6.25%, 04/15/29
(a)
........... 846 869,569
Hillenbrand, Inc., 6.25%, 02/15/29
(b)
........ 571 577,438
Mueller Water Products, Inc., 4.00%, 06/15/29
(a)
558 542,932
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(a)
...................... 603 594,155
Terex Corp., 5.00%, 05/15/29
(a)
.......... 735 732,461
3,316,555
Media — 8.2%
AMC Networks, Inc.
10.25% , 01/15/29
(a)
................. 1,070 1,115,709
4.25% , 02/15/29
(b)
.................. 330 288,191
Clear Channel Outdoor Holdings, Inc., 7.50%,
06/01/29
(a) (b)
..................... 1,273 1,260,569
CMG Media Corp., 8.88%, 06/18/29
(a)
...... 696 602,810
CSC Holdings LLC
(a)
11.75% , 01/31/29 .................. 2,525 1,843,060
6.50% , 02/01/29 ................... 2,122 1,361,570
Discovery Communications LLC, 4.13%,
05/15/29 ....................... 803 779,765
DISH DBS Corp., 5.13%, 06/01/29 ........ 1,839 1,627,515
EchoStar Corp., 10.75%, 11/30/29 ........ 6,487 7,110,560
Gray Media, Inc., 10.50%, 07/15/29
(a) (b)
...... 1,389 1,491,978
iHeartCommunications, Inc., 9.13%, 05/01/29
(a)
884 835,481
Lamar Media Corp., 4.88%, 01/15/29 ....... 490 489,947
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(a)
...................... 1,030 690,726
McGraw-Hill Education, Inc., 8.00%, 08/01/29
(a)
782 789,052
Neptune Bidco US, Inc., 9.29%, 04/15/29
(a)
... 3,205 3,291,319
Outfront Media Capital LLC, 4.25%, 01/15/29
(a)
. 606 591,563
Scripps Escrow II, Inc., 3.88%, 01/15/29
(a) (b)
... 632 584,099
Sirius XM Radio LLC, 5.50%, 07/01/29
(a) (b)
.... 1,536 1,543,575
Stagwell Global LLC, 5.63%, 08/15/29
(a) (b)
.... 1,356 1,318,516
TEGNA, Inc., 5.00%, 09/15/29 ........... 1,350 1,340,404
Security
Par (000)
Par (000) Value
Media (continued)
Univision Communications, Inc., 4.50%,
05/01/29
(a)
...................... USD 1,294 $ 1,236,242
30,192,651
Metals & Mining — 1.9%
Alcoa Nederland Holding BV, 4.13%, 03/31/29
(a)
590 580,819
Algoma Steel, Inc., 9.13%, 04/15/29
(a) (b)
..... 426 366,708
Big River Steel LLC, 6.63%, 01/31/29
(a)
..... 887 893,809
Cleveland-Cliffs, Inc.
(a)
4.63% , 03/01/29
(b)
.................. 450 443,015
6.88% , 11/01/29 ................... 1,103 1,146,597
Coeur Mining, Inc., 5.13%, 02/15/29
(a)
...... 360 359,255
Constellium SE, 3.75%, 04/15/29
(a) (b)
....... 615 594,680
Hudbay Minerals, Inc., 6.13%, 04/01/29
(e)
.... 668 675,437
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(a)
.. 410 426,521
SunCoke Energy, Inc., 4.88%, 06/30/29
(a)
.... 570 537,092
TMS International Corp., 6.25%, 04/15/29
(a)
... 424 416,560
United States Steel Corp., 6.88%, 03/01/29
(b)
.. 583 584,129
7,024,622
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
(a)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29 .................. 608 605,947
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29 546 584,810
Rithm Capital Corp., 8.00%, 04/01/29 ...... 954 974,356
Starwood Property Trust, Inc., 7.25%, 04/01/29 . 728 768,239
2,933,352
Office REITs — 0.4%
(b)
Brandywine Operating Partnership LP
8.88% , 04/12/29 ................... 647 694,741
4.55% , 10/01/29 ................... 432 410,671
Hudson Pacific Properties LP, 4.65%, 04/01/29 . 603 552,322
1,657,734
Oil, Gas & Consumable Fuels — 10.0%
Aethon United BR LP, 7.50%, 10/01/29
(a)
..... 1,233 1,297,097
Alliance Resource Operating Partners LP, 8.63%,
06/15/29
(a)
...................... 495 521,283
Antero Midstream Partners LP, 5.38%, 06/15/29
(a)
919 920,406
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(a)
...................... 496 499,112
Blue Racer Midstream LLC, 7.00%, 07/15/29
(a)
. 603 626,710
Buckeye Partners LP, 6.88%, 07/01/29
(a)
..... 738 767,783
California Resources Corp., 8.25%, 06/15/29
(a)
. 1,106 1,163,473
CNX Resources Corp., 6.00%, 01/15/29
(a)
.... 612 615,781
Comstock Resources, Inc.
6.75% , 03/01/29
(a)
.................. 1,985 1,995,891
Coronado Finance Pty. Ltd., 9.25%, 10/01/29
(a) (b)
489 461,967
Crescent Energy Finance LLC, 7.75%,
07/31/29
(a)
...................... 365 365,375
CVR Energy, Inc., 8.50%, 01/15/29
(a)
....... 727 757,354
Delek Logistics Partners LP, 8.63%, 03/15/29
(a)
. 1,293 1,352,605
Genesis Energy LP, 8.25%, 01/15/29 ....... 740 771,160
Global Partners LP, 6.88%, 01/15/29 ....... 426 431,702
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(a)
...................... 785 810,236
Hess Midstream Operations LP, 6.50%,
06/01/29
(a)
...................... 738 763,891
Hilcorp Energy I LP, 5.75%, 02/01/29
(a)
...... 724 724,032
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(a)
925 968,538
ITT Holdings LLC, 6.50%, 08/01/29
(a)
....... 1,499 1,445,266
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(a)
...................... 614 613,490
NGL Energy Operating LLC, 8.13%, 02/15/29
(a)
1,110 1,152,158
Permian Resources Operating LLC, 5.88%,
07/01/29
(a)
...................... 859 862,504

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Prairie Acquiror LP, 9.00%, 08/01/29
(a)
...... USD 485 $ 503,367
Puma International Financing SA, 7.75%,
04/25/29
(a)
...................... 580 599,421
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(a)
...................... 661 659,196
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(a) (b)
... 667 681,316
SM Energy Co., 6.75%, 08/01/29
(a)
........ 905 915,336
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(a)
...................... 1,012 1,056,973
Sunoco LP
7.00% , 05/01/29
(a)
.................. 919 955,275
4.50% , 05/15/29 ................... 983 966,922
4.50% , 10/01/29
(a)
.................. 958 939,703
Tallgrass Energy Partners LP, 7.38%, 02/15/29
(a)
970 1,005,286
Talos Production, Inc., 9.00%, 02/01/29
(a)
.... 767 798,960
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(a)
...................... 850 841,372
Trident Energy Finance plc, 12.50%, 11/30/29
(a)
710 738,750
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(a)
...................... 1,533 1,456,665
Venture Global LNG, Inc., 9.50%, 02/01/29
(a) (b)
. 3,687 3,928,000
W&T Offshore, Inc., 10.75%, 02/01/29
(a)
..... 412 407,055
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(a) (b)
..................... 737 747,762
37,089,173
Paper & Forest Products — 0.1%
Magnera Corp., 4.75%, 11/15/29
(a) (b)
....... 606 546,919
Passenger Airlines — 1.5%
(a)
American Airlines, Inc.
5.75% , 04/20/29 ................... 3,687 3,725,542
8.50% , 05/15/29 ................... 1,152 1,201,702
OneSky Flight LLC, 8.88%, 12/15/29 ....... 665 711,004
5,638,248
Personal Care Products — 0.2%
Edgewell Personal Care Co., 4.13%, 04/01/29
(a)
603 578,503
Pharmaceuticals — 1.0%
(a)
HLF Financing SARL LLC
12.25% , 04/15/29 .................. 980 1,053,560
4.88% , 06/01/29 ................... 728 689,798
Jazz Securities DAC, 4.38%, 01/15/29 ...... 1,830 1,801,178
3,544,536
Professional Services — 0.3%
(a)
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.... 424 405,526
TriNet Group, Inc., 3.50%, 03/01/29 ........ 603 570,695
976,221
Real Estate Management & Development — 1.0%
Anywhere Real Estate Group LLC, 5.75%,
01/15/29
(a)
...................... 677 669,420
Howard Hughes Corp. (The), 4.13%, 02/01/29
(a)
804 778,088
Hunt Cos., Inc., 5.25%, 04/15/29
(a)
........ 770 752,400
Kennedy-Wilson, Inc., 4.75%, 03/01/29 ..... 735 719,480
Newmark Group, Inc., 7.50%, 01/12/29 ..... 582 621,577
3,540,965
Semiconductors & Semiconductor Equipment — 0.5%
(a)(b)
ams-OSRAM AG, 12.25%, 03/30/29 ....... 935 999,317
Entegris, Inc., 3.63%, 05/01/29 .......... 485 467,416
Synaptics, Inc., 4.00%, 06/15/29 .......... 492 477,095
1,943,828
Software — 4.8%
Central Parent LLC, 8.00%, 06/15/29
(a) (b)
..... 931 724,048
Central Parent, Inc., 7.25%, 06/15/29
(a)
...... 909 695,500
Security
Par (000)
Par (000) Value
Software (continued)
Clarivate Science Holdings Corp., 4.88%,
07/01/29
(a) (b)
..................... USD 1,136 $ 975,399
Cloud Software Group, Inc.
(a)
6.50% , 03/31/29 ................... 4,919 4,888,703
9.00% , 09/30/29 ................... 4,625 4,677,689
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 .. 909 869,585
Dye & Durham Ltd., 8.63%, 04/15/29
(a) (b)
..... 672 612,160
Elastic NV, 4.13%, 07/15/29
(a)
........... 714 686,423
Ellucian Holdings, Inc., 6.50%, 12/01/29
(a)
.... 852 842,113
NCR Voyix Corp., 5.13%, 04/15/29
(a)
....... 497 491,029
Open Text Corp., 3.88%, 12/01/29
(a)
....... 1,038 964,765
Rocket Software, Inc., 6.50%, 02/15/29
(a)
.... 690 612,854
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(a) (b)
785 717,382
17,757,650
Specialized REITs — 1.1%
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 ................... 1,238 1,272,394
4.88% , 09/15/29 ................... 1,236 1,218,769
SBA Communications Corp., 3.13%, 02/01/29 . 1,838 1,755,878
4,247,041
Specialty Retail — 4.4%
Arko Corp., 5.13%, 11/15/29
(a) (b)
.......... 546 475,435
Asbury Automotive Group, Inc., 4.63%,
11/15/29
(a)
...................... 984 968,168
Bath & Body Works, Inc., 7.50%, 06/15/29 ... 590 601,976
Gap, Inc. (The), 3.63%, 10/01/29
(a)
........ 919 873,796
Global Auto Holdings Ltd.
(a)
8.38% , 01/15/29 ................... 647 642,859
11.50% , 08/15/29 .................. 656 695,472
LBM Acquisition LLC, 6.25%, 01/15/29
(a) (b)
.... 877 810,800
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(a)
...................... 1,213 1,195,350
Lithia Motors, Inc., 3.88%, 06/01/29
(a)
....... 979 946,889
Michaels Cos., Inc. (The), 7.88%, 05/01/29
(a)
.. 1,410 1,374,564
Murphy Oil USA, Inc., 4.75%, 09/15/29
(b)
..... 614 611,059
Penske Automotive Group, Inc., 3.75%,
06/15/29
(b)
...................... 614 593,399
Saks Global Enterprises LLC
0.00% , 12/31/79 ................... 457 458,019
11.00% , 12/31/79
(f)
................. 123 123,665
11.00% , 12/31/79 .................. 417 45,317
Sonic Automotive, Inc., 4.63%, 11/15/29
(a)
.... 788 773,808
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(a)
................. 583 580,551
Staples, Inc., 10.75%, 09/01/29
(a)
......... 2,915 2,864,053
Upbound Group, Inc., 6.38%, 02/15/29
(a) (b)
.... 538 532,995
Victoria's Secret & Co., 4.63%, 07/15/29
(a)
.... 723 707,589
Victra Holdings LLC, 8.75%, 09/15/29
(a) (b)
.... 546 575,152
16,450,916
Technology Hardware, Storage & Peripherals — 0.3%
Seagate Data Storage Technology Pte. Ltd.
(a)
4.09% , 06/01/29 ................... 536 525,439
8.25% , 12/15/29 ................... 609 642,579
1,168,018
Textiles, Apparel & Luxury Goods — 0.4%
(a)
Crocs, Inc., 4.25%, 03/15/29 ............ 431 415,655
Kontoor Brands, Inc., 4.13%, 11/15/29 ...... 485 460,080
Wolverine World Wide, Inc., 4.00%, 08/15/29 .. 665 620,781
1,496,516
Trading Companies & Distributors — 1.5%
(a)
Alta Equipment Group, Inc., 9.00%, 06/01/29
(b)
. 603 575,537
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(b)
.... 364 360,268
Herc Holdings, Inc., 6.63%, 06/15/29
(b)
...... 970 1,003,847

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Imola Merger Corp., 4.75%, 05/15/29 ....... USD 2,449 $ 2,411,454
WESCO Distribution, Inc., 6.38%, 03/15/29 ... 1,106 1,140,862
5,491,968
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 08/01/29
(a) (b)
....... 919 873,817
Wireless Telecommunication Services — 1.0%
(a)
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 2,430 2,579,652
Zegona Finance plc, 8.63%, 07/15/29 ...... 982 1,037,335
3,616,987
Total Long-Term Investments — 97 .5%
(Cost: $ 358,572,073 ) .............................. 360,764,292
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 14.4%
(g)(h)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(i)
.................... 46,907,147 $ 46,930,601
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 6,510,451 6,510,451
Total Short-Term Securities — 14 .4%
(Cost: $ 53,436,649 ) ............................... 53,441,052
Total Investments — 111 .9%
(Cost: $ 412,008,722 ) .............................. 414,205,344
Liabilities in Excess of Other Assets — (11.9) % ............ (44,028,176)
Net Assets — 100.0% ...............................
$ 370,177,168
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 41,902,125 $ 5,028,256
(a)
$ — $ 305 $ (85) $ 46,930,601 46,907,147 $ 53,835
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,981,997 3,528,454
(a)
— — — 6,510,451 6,510,451 44,505 —
$ 305 $ (85) $ 53,441,052 $ 98,340 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 360,764,292 $ — $ 360,764,292
Short-Term Securities
Money Market Funds ...................................... 53,441,052 — — 53,441,052
$ 53,441,052 $ 360,764,292 $ — $ 414,205,344
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust